SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark | Customer Concentration Risk | Five Customers
Concentration Risk [Line Items]
Concentration Risk, Percentage	68.00%	43.00%